UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Wynnefield Capital, Inc.

   Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

   Form 13F File Number: 028-14761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Joshua H. Landes
   Title:   Chief Operating Officer
   Phone:   (212) 760-0814

Signature, Place and Date of Signing:

   /s/ Joshua H. Landes               New York, NY             August 14, 2012

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Wynnefield Capital, Inc.

Report Summary:

   Number of Other Included Managers:              0
   Form 13F Information Table Entry Total:         48
   Form 13F Information Table Value Total:         $292,767
                                                   (thousands)

List of Other Included Managers:

   None

WYNNEFIELD CAPITAL INC. - FORM 13F INFORMATION TABLE
6/30/12 - Q2


                                                                                                     Voting Authority
                                  Title of            Value     Shares/   SH/ Put/ Investment  ---------------------------
Name of Issuer                    Class    Cusip      (x$1000)  Prn Amt   PR  Call Discretion    Sole      Shared     None
--------------------------------------------------------------------------------------------------------------------------
AAR CORP                          COMM     000361105    2,367     175,566 SH          Sole       175,566
ACCO BRANDS CORP                  COMM     00081T108    6,455     624,300 SH          Sole       624,300
AMERICAN RAILCAR INDUSTRIES INC   COMM     02916P103    6,607     243,800 SH          Sole       243,800
API TECHNOLOGIES CORP             RSTD     00187E203    8,872   2,520,000 SH          Sole     2,520,000
AVID TECHNOLOGY INC               COMM     05367P100      521      70,100 SH          Sole        70,100
BREEZE-EASTERN CORP               COMM     106764103   13,745   2,117,911 SH          Sole     2,117,911
CALLON PETROLEUM CO               COMM     13123X102    1,448     340,000 SH          Sole       340,000
CHIQUITA BRANDS INTL              COMM     170032809    4,575     915,000 SH          Sole       915,000
COLLECTIVE BRANDS INC             COMM     19421W100    9,962     465,085 SH          Sole       465,085
CORE-MARK HOLDING CO INC          COMM     218681104   33,607     708,110 SH          Sole       708,110
CROWN CRAFTS INC                  COMM     228309100    8,706   1,573,573 SH          Sole     1,573,573
DLH HOLDINGS CORP                 COMM     23335Q100    5,191   4,141,833 SH          Sole     4,141,833
FEDERAL SIGNAL CORP               COMM     313855108   14,547   2,531,000 SH          Sole     2,531,000
GLOBAL POWER EQUIPMENT GROUP INC  COMM     37941P306   10,149     472,834 SH          Sole       472,834
HALOZYME THERAPEUTICS INC         COMM     40637H109    1,209     136,500 SH          Sole       136,500
HAMPSHIRE GROUP                   COMM     408859106      165      55,250 SH          Sole        55,250
HANDY & HARMAN LTD                COMM     410315105    7,901     635,050 SH          Sole       635,050
HECKMANN CORP                     COMM     422680108    8,123   2,458,200 SH          Sole     2,458,200
HERCULES OFFSHORE INC             COMM     427093109    1,133     320,000 SH          Sole       320,000
ICON PLC - SPONSORED ADR          ADRS     45103T107   24,220   1,095,000 SH          Sole     1,095,000
KID BRANDS INC                    COMM     49375T100      101      70,503 SH          Sole        70,503
KINDRED HEALTHCARE INC            COMM     494580103    2,458     260,000 SH          Sole       260,000
KRATOS DEFENSE & SECURITY         COMM     50077B207    9,636   1,650,000 SH          Sole     1,650,000
LANDEC CORP                       COMM     514766104   20,981   2,568,271 SH          Sole     2,568,271
LIBBEY INC                        COMM     529898108    4,835     314,546 SH          Sole       314,546
MAM SOFTWARE GROUP INC            COMM     55277Q201    7,147   3,497,687 SH          Sole     3,497,687
MVC CAPITAL INC                   COMM     553829102   20,684   1,625,258 SH          Sole     1,625,258
NATURES SUNSHINE PRODS INC        COMM     639027101   18,183   1,249,067 SH          Sole     1,249,067
NEUTRAL TANDEM INC                COMM     64128B108    4,679     370,000 SH          Sole       370,000
NEVADA GOLD & CASINOS INC         COMM     64126Q206      888     772,188 SH          Sole       772,188
OVERHILL FARMS INC                COMM     690212105      211      55,701 SH          Sole        55,701
PHYSICIANS FORMULA HOLDINGS       COMM     719427106    2,048     671,900 SH          Sole       671,900
PILGRIM'S PRIDE CORP              COMM     72147K108      358      50,000 SH          Sole        50,000
PRIMO WATER CORP                  COMM     74165N105    1,221   1,100,000 SH          Sole     1,100,000
PROSHARES ULTRA GOLD              ETF      74347W601    1,196      15,000 SH          Sole        15,000
ROTECH HEALTHCARE INC             COMM     778669101    1,994   2,517,500 SH          Sole     2,517,500
S&W SEED COMPANY                  COMM     785135104      390      74,800 SH          Sole        74,800
SMTC CORPORATION                  COMM     832682207    1,611     688,450 SH          Sole       688,450
SPDR GOLD TRUST                   ETF      78463V107    1,671      10,765 SH          Sole        10,765
STEEL PARTNERS HOLDINGS           COMM     85814R107      273      25,000 SH          Sole        25,000
SUMMER INFANT INC                 COMM     865646103    8,665   2,726,750 SH          Sole     2,726,750
TELOS CORP MD 12% PFD             PREF     87969B200    4,482     373,500 SH          Sole       373,500
TRANSWORLD CORPORATION            COMM     89336R207    4,451   1,483,548 SH          Sole     1,483,548
ULTRAPETROL (BAHAMAS) LTD         COMM     P94398107      118     100,000 SH          Sole       100,000
ULTRASHORT LEHMAN 20+ YEAR        ETF      74347R297      158      10,000 SH          Sole        10,000
UNIGENE LABORATORIES INC          COMM     904753100    1,881   6,600,000 SH          Sole     6,600,000
VITACOST.COM INC                  COMM     92847A200      295      50,000 SH          Sole        50,000
WESTMORELAND COAL CO              COMM     960878106    2,651     329,357 SH          Sole       329,357